CTIVP® – Principal Blue Chip Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Principal Blue Chip Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 9.7%
Entertainment 3.4%
Netflix, Inc.(a)	133,013	80,782,785
Interactive Media & Services 6.3%
Alphabet, Inc., Class A(a)	733,021	110,634,859
Alphabet, Inc., Class C(a)	235,014	35,783,232
Total		146,418,091
Total Communication Services		227,200,876
Consumer Discretionary 14.1%
Broadline Retail 8.4%
Amazon.com, Inc.(a)	1,087,225	196,113,645
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc.	311,331	66,410,016
Specialty Retail 2.9%
CarMax, Inc.(a)	168,664	14,692,321
O’Reilly Automotive, Inc.(a)	47,365	53,469,401
Total		68,161,722
Total Consumer Discretionary		330,685,383
Consumer Staples 1.0%
Consumer Staples Distribution & Retail 1.0%
Costco Wholesale Corp.	32,582	23,870,551
Total Consumer Staples		23,870,551
Financials 25.6%
Capital Markets 12.6%
Brookfield Asset Management Ltd., Class A	454,530	19,099,350
Brookfield Corp.	2,776,103	116,235,433
Charles Schwab Corp. (The)	641,044	46,373,123
KKR & Co., Inc., Class A	552,262	55,546,512
Moody’s Corp.	89,031	34,991,854
S&P Global, Inc.	52,311	22,255,715
Total		294,501,987
Financial Services 8.9%
MasterCard, Inc., Class A	224,154	107,945,842
Visa, Inc., Class A	361,768	100,962,213
Total		208,908,055
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.1%
Progressive Corp. (The)	456,474	94,407,953
Total Financials		597,817,995
Health Care 6.1%
Health Care Equipment & Supplies 1.0%
IDEXX Laboratories, Inc.(a)	29,457	15,904,718
Intuitive Surgical, Inc.(a)	19,395	7,740,350
Total		23,645,068
Life Sciences Tools & Services 3.7%
Danaher Corp.	297,630	74,324,164
Thermo Fisher Scientific, Inc.	21,111	12,269,924
Total		86,594,088
Pharmaceuticals 1.4%
Zoetis, Inc.	185,846	31,447,002
Total Health Care		141,686,158
Industrials 11.7%
Aerospace & Defense 6.5%
HEICO Corp., Class A	223,996	34,481,944
TransDigm Group, Inc.	94,162	115,969,919
Total		150,451,863
Commercial Services & Supplies 2.6%
Copart, Inc.(a)	1,055,353	61,126,046
Ground Transportation 2.6%
Union Pacific Corp.	246,988	60,741,759
Total Industrials		272,319,668
Information Technology 23.2%
Semiconductors & Semiconductor Equipment 1.2%
NVIDIA Corp.	32,365	29,243,719
Software 22.0%
Adobe, Inc.(a)	158,556	80,007,358
Intuit, Inc.	141,574	92,023,100
Microsoft Corp.	669,340	281,604,725

CTIVP® – Principal Blue Chip Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – Principal Blue Chip Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Roper Technologies, Inc.	100,711	56,482,757
Salesforce, Inc.	13,967	4,206,581
Total		514,324,521
Total Information Technology		543,568,240
Materials 2.4%
Chemicals 2.4%
Linde PLC	81,012	37,615,492
Sherwin-Williams Co. (The)	53,851	18,704,068
Total		56,319,560
Total Materials		56,319,560
Real Estate 5.6%
Real Estate Management & Development 2.7%
CoStar Group, Inc.(a)	652,532	63,034,591
Specialized REITs 2.9%
American Tower Corp.	330,841	65,370,873
SBA Communications Corp.	15,448	3,347,582
Total		68,718,455
Total Real Estate		131,753,046
Total Common Stocks (Cost $1,503,308,589)		2,325,221,477

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	10,851,879	10,849,709
Total Money Market Funds (Cost $10,849,709)		10,849,709
Total Investments in Securities (Cost: $1,514,158,298)		2,336,071,186
Other Assets & Liabilities, Net		3,499,858
Net Assets		2,339,571,044
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	9,915,023	105,409,428	(104,473,939)	(803)	10,849,709	(1,415)	150,454	10,851,879
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Principal Blue Chip Growth Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7032_12_C01_(05/24)